NONVESTED SHARES - Share-based Compensation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation expenses
Share-based compensation expense	$ 345	$ 415	$ 340
Fulfillment
Share-based compensation expenses
Share-based compensation expense	0	0	12
Selling and marketing
Share-based compensation expenses
Share-based compensation expense	89	34	99
General and administrative
Share-based compensation expenses
Share-based compensation expense	$ 256	$ 381	$ 229